Property, plant and equipment - Summary (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 64,986,040	R$ 59,289,069
Additions	2,618,399	7,936,068
Acquisitions through business combinations, property, plant and equipment		1,702,768
Write-offs	(221,960)	(146,002)
Depreciation	(2,417,398)	(3,803,941)
Transfers and other	3,398	8,078
Ending balance	64,968,479	64,986,040
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	16,775,348	14,859,189
Additions	1,930	697
Acquisitions through business combinations, property, plant and equipment		1,699,588
Write-offs	(62,225)	(10,724)
Depreciation
Transfers and other	3,183	226,598
Ending balance	R$ 16,718,236	16,775,348
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Average rate %	3.21%
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 9,522,593	5,906,494
Additions	17	558
Acquisitions through business combinations, property, plant and equipment		775
Write-offs	(51,910)	(7,455)
Depreciation	(213,712)	(366,398)
Transfers and other	458,716	3,988,619
Ending balance	R$ 9,715,704	9,522,593
Machinery, equipment and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Average rate %	7.32%
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 34,280,498	20,537,952
Additions	312,222	415,147
Acquisitions through business combinations, property, plant and equipment		413
Write-offs	(101,324)	(118,499)
Depreciation	(2,057,396)	(3,214,550)
Transfers and other	1,073,353	16,660,035
Ending balance	33,507,353	34,280,498
Work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,510,535	17,485,109
Additions	2,296,485	7,490,762
Acquisitions through business combinations, property, plant and equipment
Write-offs
Depreciation
Transfers and other	(1,657,804)	(21,465,336)
Ending balance	R$ 4,149,052	3,510,535
Other
Disclosure of detailed information about property, plant and equipment [line items]
Average rate %	20.10%
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 897,066	500,325
Additions	7,745	28,904
Acquisitions through business combinations, property, plant and equipment		1,992
Write-offs	(6,501)	(9,324)
Depreciation	(146,290)	(222,993)
Transfers and other	125,950	598,162
Ending balance	878,134	897,066
Accumulated cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	98,731,202	92,324,815
Ending balance	100,956,459	98,731,202
Accumulated cost | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	16,775,348	14,859,189
Ending balance	16,718,236	16,775,348
Accumulated cost | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	13,816,631	10,032,317
Ending balance	14,161,508	13,816,631
Accumulated cost | Machinery, equipment and facilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	62,822,096	48,456,537
Ending balance	64,025,204	62,822,096
Accumulated cost | Work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,510,535	17,485,109
Ending balance	4,149,052	3,510,535
Accumulated cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,806,592	1,491,663
Ending balance	1,902,459	1,806,592
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(33,745,162)	(33,035,746)
Ending balance	(35,987,980)	(33,745,162)
Accumulated depreciation | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance
Ending balance
Accumulated depreciation | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,294,038)	(4,125,823)
Ending balance	(4,445,804)	(4,294,038)
Accumulated depreciation | Machinery, equipment and facilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(28,541,598)	(27,918,585)
Ending balance	(30,517,851)	(28,541,598)
Accumulated depreciation | Work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance
Ending balance
Accumulated depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(909,526)	(991,338)
Ending balance	R$ (1,024,325)	R$ (909,526)